Advances to and Investments in Unconsolidated Affiliates (Tables)	12 Months Ended
Dec. 31, 2016
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Investments in and Advances to Affiliates [Table Text Block]
The carrying values of the Partnership’s investments in unconsolidated affiliates as of December 31, 2016 and 2015 were as follows:

	December 31,
	2016	2015
Citrus	$1,729	$1,739
AmeriGas	82	80
FEP	101	115
MEP	318	660
HPC	382	402
Sunoco LP	1,225	1,380
Others	443	627
Total	$4,280	$5,003

Schedule of Investments in and Advances to Affiliates, Schedule of Investments [Table Text Block]
Summarized Financial Information
The following tables present aggregated selected balance sheet and income statement data for our unconsolidated affiliates, AmeriGas, Citrus, FEP, HPC, MEP and Sunoco LP (on a 100% basis) for all periods presented:

	December 31,
	2016	2015
Current assets	$2,109	$1,646
Property, plant and equipment, net	13,355	12,611
Other assets	6,557	5,485
Total assets	$22,021	$19,742

Current liabilities	$2,547	$1,517
Non-current liabilities	12,899	10,428
Equity	6,575	7,797
Total liabilities and equity	$22,021	$19,742

	Years Ended December 31,
	2016	2015	2014
Revenue	$19,207	$20,961	$4,925
Operating income	933	1,620	1,071
Net income	196	894	577
In addition to the equity method investments described above we have other equity method investments which are not significant to our consolidated financial statements.